PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)			12 Months Ended
	Sep. 12, 2025	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Shares issued			81,628,267	142,928,343
Cash			$ 791,432	$ 833,125
Amortization of financing costs			16,973	9,350
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 275,000	258,185
Convertible notes		$ 25,000	$ 1,874,753	$ 2,014,617	$ 2,005,267
Debt instrument mature term		24 months
Original issue discount rate			10.00%
Maturity date description			May 25, 2021 through August 11, 2022
Shares issued			22,443,508	22,443,508
Issue discount			$ 33,824
Convertible Promissory Note [Member] | Various Holders [Member]
Short-Term Debt [Line Items]
Convertible notes			1,607,902	$ 2,014,617
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 58,823		8,666
Original issue discount rate	12.00%
Issue discount	$ 8,823
Cash	$ 50,000
repayment of debt			$ 50,000